LONG-TERM LOANS	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
LONG-TERM LOANS
NOTE 10:-     LONG-TERM LOANS

a.
On October 29, 2009, Optibase SARL received a mortgage loan (the "Loan") from a financial institution in Switzerland, in the amount of CHF 18,800,000 for the purpose of purchasing the real estate property located in Rümlang, Switzerland (the "Property"). The loan bears a variable interest rate based on current money and capital markets in Switzerland plus the bank's customary margins 0.8%. The financial institution may increase the margin at any time if creditworthiness of the borrower or quality of the property is impaired. Principal and interest of the loan are payable quarterly. The loans are repaid at a rate of CHF 376,000 per year. The mortgage loan may be repaid at any time with a three months prior written notice by the Company. The mortgage loan is governed by the laws of Switzerland and bears other terms and conditions customary for that type of mortgage loans. The Company pledged to the bank the property and all accounts and assets of the Company's subsidiary which are deposited with the bank against the loan received. The Company is required to meet certain covenants under this mortgage loan. As of December 31, 2020, the Company met the required covenants.

Maturities of the loan by years are as follows:

Year ended December 31,

2021 (current maturity)	427

Long-term portion:

2022	427
2023	427
2024	427
2025	427
Thereafter	14,483

Total	16,191

b.
On October 2011, OPCTN and Eldista entered into a CHF 100,000,000 bank loan refinancing with Credit Suisse for the above mentioned loan. Under the new financing agreement, Credit Suisse provided a new loan to OPCTN and Eldista which replaced the mortgage loan that Credit Suisse provided to Eldista. The loan bears a variable interest rate based on current money and capital markets in Switzerland plus the bank's customary margins, the combined interest margins rate was 0.83%. The loans are repaid at a rate of CHF 2,000,000 per year and are secured by a first mortgage over the property and by a pledge of Eldista's shares. On January 8, 2020 Eldista has signed a new framework agreement for a mortgage loan at an amount of credit facility of CHF 83,500,000, the amount of the credit facility was reduced by the sum amortization and other loan  repayment made.  According to the new framework agreement, the credit facility may be utilized as follows: (i) mortgage loans in CHF with terms of 1 to max 10 years; (ii) mortgage-backed fixed advanced in CHF with terms of 3, 6 or 12 months; (iii) mortgage-backed fixed advanced in USD with terms of max 3 months. When use in USD may only occur if the resulting foreign exchange risk is hedged through a separate OTC transaction in the same currency and with the same term and amount. The loan bears a variable interest rate based on current money and capital markets in Switzerland plus the bank's customary margins. The annual interest margin rate is 0.75% for drawings in CHF or 1.05% for drawings in USD. The loan is repaid at a rate of CHF 2,000,000 per year on a quarterly basis and secured by a pledge of Eldista's shares. The Company is required to meet certain covenants under this mortgage loan. As of December 31, 2020, the Company met these covenants.

Maturities of the loan by years are as follows:

Year ended December 31,

2021 (current maturity)	2,266

Long-term portion:

2022	2,266
2023	2,266
2024	2,266
2025	2,266
Thereafter	81,886

Total	90,950

c.
Optibase Bavaria negotiated a loan agreement with a Deutsche Genossenschafts-Hypothekenbank Aktiengesellschaft ("DG HYP"), for the provision of a senior mortgage loan in the amount of up to EUR 21,000,000 of which the Company utilized EUR 20,474,000. The effective interest rate was closed at 2.15%. The loan is repaid in quarterly installments of EUR 105,000 each, up until April 30, 2020. The terms of the loan includes certain covenants, a debt service cover ratio requirement of between 130% and 110%, and a loan to value requirement of 70% in the first three years and 65% in the fourth and fifth years. As of December 31, 2019, the Company met these covenants. During May and June 2020, as part of the Company portfolio sale transaction, the Company repaid the loan.

d.
On July 8, 2015, the Company subsidiary, Optibase Inc., entered into a loan agreement with City National Bank of Florida (“CNB”) for a gross amount of $ 15,000 for the financing of 25 condominium units the Company owns in Miami and Miami Beach, Florida. The loan is secured by a senior mortgage over the condominium units. The loan was taken for a term of three (3) years, with an interest rate of Libor 30-day-rate plus 2.65%. Interest is paid monthly commencing August 1, 2015, and the principal is reduced in six-month intervals beginning July 2016. On November 24, 2017 Optibase Inc., refinanced the loan. Under the refinancing, the existing principle loan balance of $ 9,390 bears an interest rate of Libor 30- day rate plus 2.65% which may be increased to 30-day Libor plus 3.25% if Optibase Inc. or its subsidiary, fail to maintain depository accounts with totaling $ 1,500. On November 21, 2019 Optibase Inc., prolonged the amortization of the outstanding principal balance of the loan in amount of $ 8,903, all terms remain unchanged. The principal of the Loan is amortized on a monthly basis with principal payments of approximately $ 19 per month plus accrued interest until the loan matures on January 4, 2021 when all remaining principal and interest become due and payable.

On March 31, 2020 Optibase Inc., refinanced the loan. Under the refinancing, the existing principle loan balance of $ 8,828 bears an interest rate of Libor 30- day rate plus 2.65%, however, in no event shall the interest rate be less than 4.65%. The loan maturity date is September 30, 2021. Optibase Inc. shall have the right to extend the maturity date to March 31, 2023 if no event of default has occurred and subject to certain other conditions. Optibase Inc., will pay fee in amount equal to 2% of the amount of the deficiency if Optibase Inc. or its subsidiary, fail to maintain depository accounts with totaling $ 1,500, this covenant shall be measured for compliance annually, commencing December 2020, and continuing on December 31 of each calender year thereafter. The securities for the loan include a restricted cash deposit of approximately $ 550 Interest reserve. On May 2020 Optibase Inc., repaid an amount of $ 2,271. As of December 31, 2020 Loan issuance costs of $ 117 reported in the balance sheet as a direct deduction from the gross amount of the loan and are amortized in accordance with the loan payments. The covenants under the new financing agreement are substantially the same as under the previous loan agreement. As of December 31, 2020, the Company met these covenants.

Maturities of the loan by years are as follows:

Year ended December 31,

2021 (current maturity)	655

Long-term portion:

2022	-
2023	5,782

Total	5,782

e.	For information regarding a loan received from the controlling shareholder, see Note 18b(5).